Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Income attributable to Royal Dutch Shell plc shareholders	$ 15,842	$ 23,352	$ 12,977
Weighted average number of shares used as the basis for determining:
Basic earnings per share (in shares)	8,058.3	8,282.8	8,223.4
Diluted earnings per share (in shares)	8,112.5	8,348.7	8,299.0